Temporary Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 05, 2025
Temporary Equity [Abstract]
Pre-money equity valuation amount	$ 120,000
Outstanding preferred shares converted		2,603,652
Convertible share interest rate	15.00%
Minimum net proceeds	$ 25,000